Share Capital and Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Reconciliation of Share Capital And Treasury Shares

	No. of ordinary shares		Amount
	Issued share capital	Treasury shares	Share capital	Treasury shares
			$’000	$’000
2021
Beginning of financial year	1,550,711	—	36,553	—
Shares issued (Note 23(a))	650,103	—	252,338	—
Conversion of preference shares to ordinary shares (Note 18)	1,340,247	—	395,456	—

End of financial year	3,541,061	—	684,347	—

2020
Beginning of financial year	1,534,032	(3,653)	33,886	—	*
Shares issued (Note 23(a))	16,679	—	2,667	—	*
Treasury shares purchased (Note 23(b))	—	3,653	—	—	*

End of financial year	1,550,711	—	36,553	—

2019
Beginning of financial year	1,527,623	(153)	32,120	—	*
Shares issued (Note 23(a))	6,409	—	1,766	—
Treasury shares purchased (Note 23(b))	—	(3,500)	—	—	*

End of financial year	1,534,032	(3,653)	33,886	—	*

* Less than $1,000

Summary of Treasury shares	The total consideration (net of expense) for the treasury shares re-issued
is as follows:

	2021	2020	2019
	$’000	$’000	$’000
Exercise price paid by employees	—	524	—
Value of employee services	—	131	—

Total net consideration	—	655	—